Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other expense by nature [Abstract]
Table of Other Operating Expenses

	2020	2019	2018
Sales taxes	8,116,846	10,866,557	10,430,538
Provisions for reorganization	2,858,723	3,188,547	—
Provisions for legal and administrative proceedings	1,004,990	2,903,150	1,301,014
Contributions to the Deposits Guarantee Fund (Note 46)	696,691	824,817	826,050
Loss on initial recognition of loans bearing below market interest rate	627,182	2,069,574	1,342,077
Expected credit losses on financial guarantee and loan commitments	537,694	482,866	78,062
Damage claims	85,793	229,208	405,915
Loss on sale of non-current assets held for sale	—	—	536,147
Other operating expenses	1,662,299	1,463,693	1,801,028

TOTAL	15,590,218	22,028,412	16,720,831